INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Opening balance		$ 39,040
Impairment		(13,862)
Amortization	[1]	(7,763)
Additions		6,084
Translation differences		(144)
Closing balance		23,355	39,040
Customer Relationship [Member]
Opening balance		24,133
Impairment	[2]	(10,914)
Amortization	[1]	(4,112)
Additions
Translation differences
Closing balance		9,107	24,133
Technology [Member]
Opening balance		10,692
Impairment	[2]	(2,948)
Amortization	[1]	(2,422)
Additions		4,751
Translation differences		14
Closing balance		10,087	10,692
Other Intangible Assets [Member]
Opening balance		4,215
Impairment	[2]
Amortization	[1]	(1,229)
Additions		1,333
Translation differences		(158)
Closing balance		$ 4,161	$ 4,215

[1]	As of December 31, 2019, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2020- US$ 5,260 thousand, 2021- US$ 5,260 thousand, 2022- US$ 5,260 thousand, 2023- US$ 3,382 thousand and 2024 - US$ 2,513 thousand.
[2]	Due to the decline in the results of Road Track (See Note 3) and the current expectation of management for further potential decrease in Road Track anticipated performance, the company performed on December 31, 2019, an impairment analysis of the intangible assets which relate directly to the operation of Road Track. Based on such analysis the company recorded an impairment charge further described below: In order to determine the fair value of such intangible assets, the Company, based on a valuation performed by the management, with the assistance of a third party appraiser, utilized the "Relief from Royalties" valuation method. Accordingly, certain assumptions and judgments were made in order to determine the future income from which royalties will be derived from and in order to determine the appropriate rate of royalties and rate of discount. As a result of the above, the Company recorded, an impairment loss in an amount of US$ 10,914 thousand, with respect to Costumer relationship and an amount of US$ 2,948 thousand, with respect to Technology. totaling an aggregate impairment charge of US$ 13,862, that was recorded under "impairment of intangible assets and other expenses" in the consolidated statement of income.